Goodwill and other intangibles (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill And Other Intangible Assets [Abstract]
Schedule of Goodwill [Table Text Block]
Changes in goodwill are shown below (in thousands):

Balance at December 31, 2012	$—
Barcas acquisition (Note 3)	28,322
Balance at December 31, 2013	28,322
Oilfield trucking acquisition (Note 3)	7,892
Barcas purchase price adjustment	(98)
Balance at December 31, 2014	$36,116

Schedule of Finite-Lived Intangible Assets [Table Text Block]
Changes in other intangible assets are shown below (in thousands):

Balance at December 31, 2012	$—
Barcas acquisition	6,930
Amortization	(1,155)
Balance at December 31, 2013	5,775
Oilfield trucking acquisition	17,010
Barcas purchase price adjustment	(50)
Amortization	(6,095)
Balance at December 31, 2014	$16,640

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
We estimate that future amortization of other intangible assets will be as follows (in thousands):

For the twelve months ending:
December 31, 2015	$1,073
December 31, 2016	1,881
December 31, 2017	2,132
December 31, 2018	2,172
December 31, 2019	1,680
Thereafter	7,702
Total estimated amortization expense	$16,640